Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders Equity Note [Abstract]
Shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance were as follows as of June 30, 2016:

Series C convertible preferred stock	1,666,668
Series D convertible preferred stock	186,367
Options to purchase common stock	209,772
Shares reserved for issuances pursuant to 2014 Stock Plan	425,992
Warrants	2,344,023
Total	4,832,822

Shares of common stock reserved for future issuance were as follows as of December 31, 2015:

Options to purchase common stock	369,887
Shares reserved for issuances pursuant to 2014 Stock Plan	71,431
Warrants	179,567
Total	620,885

Redeemable Convertible preferred stock
Convertible preferred stock as of June 30, 2016 consisted of the following:

Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Originally Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	0	$—
Series A-2	$1.6996	1,176,748	1,176,748	0	$—
Series B	$1,000.00	2,750	2,750	0	$—
Series C	$1,000.00	2,500	2,500	2,500	$2,500,000
Series D	$1,000.00	1,500	369	369	$369,000

The previously-outstanding Preferred Stock amounts, along with the common stock issued in exchange for the Series A and Series B Preferred Stock, are as follows:

	Outstanding as of Sept. 30, 2015	Issued Common Stock
Series A-1	212,466	141,262
Series A-2	161,355	28,518
Series B	1,102	420,956

Convertible preferred stock as of December 31, 2015 consisted of the following:

Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Originally Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	0	$—
Series A-2	$1.6996	1,176,748	1,176,748	0	$—
Series B	$1,000.00	2,750	2,750	0	$—

The previously-outstanding Preferred Stock amounts, along with the newly-issued common stock amounts, are as follows:

	Outstanding as of Sept. 30, 2015	Newly-Issued Common Stock
Series A-1	212,466	141,262
Series A-2	161,355	28,518
Series B	1,102	420,956

Common stock warrants
Common stock warrants outstanding as of June 30, 2016 are listed as follows:

Warrants Outstanding	Remaining Contractual Life (years)	Weighted Average Exercise
648,000	4.88	$2.01
158,416	4.87	$1.87
1,416,668	4.56	$1.79
50,000	5.67	$2.54
10,870	3.77	$4.60
5,762	3.77	$5.75
27,449	3.34	$20.00
23,858	3.66	$22.70
3,000	1.34	$26.60
2,344,023	4.66	$2.35

Common stock warrants outstanding as of December 31, 2015 are listed as follows:

Warrants Outstanding	Remaining Contractual Life (years)	Weighted Average Exercise
50,000	6.17	$2.54
10,870	4.27	$4.60
5,762	4.27	$5.75
2,699	4.16	$20.00
24,750	3.84	$20.00
23,858	3.08	$22.70
58,628	0.50	$26.60
3,000	1.84	$26.60
179,567	3.31	$16.37